CCMA SELECT INVESTMENT TRUST
                   CCMA SELECT INTERNATIONAL CORE EQUITY FUND


                 SUPPLEMENT DATED JANUARY 30, 2003 TO PROSPECTUS
                             DATED NOVEMBER 1, 2002



CHANGE OF CONTROL OF CCM ADVISORS' PARENT

     PROPOSED ADVISORY AGREEMENT. Proposed Advisory Agreement. On January 30, 2003, Convergent Capital Management Inc. ("Convergent"), the majority owner of CCM Advisors, LLC ("CCM Advisors"), entered into a Purchase Agreement (the "Purchase Agreement") with City National Corporation ("City National"). Prior to the close of the Purchase Agreement, Convergent has agreed to contribute, or cause its subsidiaries to contribute, its ownership interests in CCM Advisors to a newly created company, called Convergent Capital Management, LLC ("New CCM"), along with the interests it directly and indirectly owns in certain other investment management affiliates, in exchange for securities of New CCM. City National has agreed to purchase all interests in New CCM, the assets of which will include CCM Advisors. As a result, City National will become an indirect majority owner of CCM Advisors. Under the Investment Company Act of 1940, these transactions may result in a change of control of CCM Advisors that would terminate the Master Trust's investment advisory agreement with CCM Advisors.


     On September 10, 2002, the Board of Trustees of the CCMA Select Investment Trust and the Board of Trustees of the Master Trust approved a new investment advisory agreement with CCM Advisors ("Proposed Advisory Agreement") that, if approved by the Fund's sole shareholder, will become effective upon the
consummation  of  these   transactions  (the  "Effective   Date").   The  Boards
subsequently met on November 20, 2002 and ratified their previous approval of the Proposed Advisory Agreement. The agreements relating to these transactions provide that one of the conditions to closing of these transactions is that the shareholders of the mutual funds advised by CCM Advisors must approve the Proposed Advisory Agreement and that certain other conditions be met.

     ANTICIPATED  EFFECTIVE  DATE.  Subject  to the  receipt  of  the  necessary
shareholder   approvals  and  the  satisfaction  of  other  conditions,   it  is
anticipated that the Effective Date will occur on March 31, 2003.

                          CCMA SELECT INVESTMENT TRUST
                          CCMA SELECT MONEY MARKET FUND


                 SUPPLEMENT DATED JANUARY 30, 2003 TO PROSPECTUS
                             DATED NOVEMBER 1, 2002



Change of Control of CCM Advisors' Parent

     Proposed Advisory Agreement. Proposed Advisory Agreement. On January 30, 2003, Convergent Capital Management Inc. ("Convergent"), the majority owner of CCM Advisors, LLC ("CCM Advisors"), entered into a Purchase Agreement (the "Purchase Agreement") with City National Corporation ("City National"). Prior to the close of the Purchase Agreement, Convergent has agreed to contribute, or cause its subsidiaries to contribute, its ownership interests in CCM Advisors to a newly created company, called Convergent Capital Management, LLC ("New CCM"), along with the interests it directly and indirectly owns in certain other investment management affiliates, in exchange for securities of New CCM. City National has agreed to purchase all of the interests in New CCM, the assets of which will include CCM Advisors. As a result, City National will become an indirect majority owner of CCM Advisors. Under the Investment Company Act of 1940, these transactions may result in a change of control of CCM Advisors that would terminate the Fund's investment advisory agreement with CCM Advisors.


     On September 10, 2002, the Board of Trustees of the CCMA Select Investment Trust approved a new investment advisory agreement for the Fund with CCM Advisors ("Proposed Advisory Agreement") that, if approved by the Fund's sole shareholder, will become effective upon the consummation of these transactions (the "Effective Date"). The Boards subsequently met on November 20, 2002 and ratified their previous approval of the Proposed Advisory Agreement. The agreements relating to these transactions provide that one of the conditions to closing of these transactions is that the shareholders of the mutual funds advised by CCM Advisors must approve the Proposed Advisory Agreement and that certain other conditions be met.

     Anticipated  Effective  Date.  Subject  to the  receipt  of  the  necessary
shareholder   approvals  and  the  satisfaction  of  other  conditions,   it  is
anticipated that the Effective Date will occur on March 31, 2003.